Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (574,556)				$ (681,213)				$ (574,556)	$ (681,213)	$ (661,645)	$ (473,806)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									75,387	(71,590)	(223,985)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									31,270	52,022	36,146
Revenues	1,010,821	920,489	950,662	909,363	989,730	928,590	952,066	953,327	3,791,335	3,823,713	4,030,669
Interest Expense									114,740	115,228	115,363
Income Tax Expense (Benefit)	25,922	10,032	24,218	17,795	33,880	28,927	44,081	7,399	77,967	114,287	28,274
Net income before attribution of noncontrolling interests	(94,682)	933	4,639	(72,100)	(114,931)	(81,127)	(104,217)	(163,264)	(161,210)	(463,539)	(635,855)
Defined Benefit Plan, Amortization of Transition Obligations (Assets)									9	10	10
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)									(620)	809	2,187
Defined Benefit Plan, Amortization of Gains (Losses)									(54,372)	(75,274)	(56,323)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax									(54,983)	(74,455)	(54,126)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Net of Tax									(35,755)	(52,579)	(34,474)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax									19,228	21,876	19,652
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									106,657	(19,568)	(187,839)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,380)				(7,777)				(6,380)	(7,777)	(8,438)	(10,445)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									(147)	104	229
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									1,544	557	1,778
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									1,397	661	2,007
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,769)				4,513				(1,769)	4,513	4,387	1,439
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									(7,000)	1,240	3,054
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									718	(1,114)	(106)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									(6,282)	126	2,948
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(601,421)				(759,199)				(601,421)	(759,199)	(741,546)	(602,321)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									122,023	(70,232)	(173,699)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									35,755	52,579	34,474
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									157,778	(17,653)	(139,225)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	35,014				81,250				35,014	81,250	83,952	137,521
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax									(39,489)	(2,702)	(53,569)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax									(6,747)	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									(46,236)	(2,702)	(53,569)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Revenues									835	(1,298)	166
Cost of Goods Sold									332	(185)	(719)
Interest Expense									(2,028)	(2,028)	(2,028)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(2,531)	(915)	(2,913)
Income Tax Expense (Benefit)									987	358	1,135
Net income before attribution of noncontrolling interests									(1,544)	(557)	(1,778)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investment Income, Net									(1,140)	1,768	168
Available-for-sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income Tax Expense (Benefit)									422	(654)	(62)
Net income before attribution of noncontrolling interests									$ (718)	$ 1,114	$ 106